CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net profit (loss)	$ (34,922)	$ (59,035)	$ (104,705)
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Unrealized loss (gain) on foreign currency	388	(850)	(2,875)
Provision for (benefit from) account receivable allowances	626	198	3
Depreciation and amortization	3,349	3,568	3,607
Amortization of capitalized internal-use software costs	1,532	1,532	667
Amortization of deferred contract costs	10,784	9,567	7,135
Impairment of deferred contract costs	1,205	0	0
Share-based compensation expense	57,831	62,410	67,467
Non-cash right-of-use asset changes	4,432	4,605	4,211
Changes in accrued interest	1,356	2,593	(4,613)
Ordinary share warrants issued to a customer	3,685	1,536	1,535
Other	398	161	180
Changes in operating assets and liabilities:
Accounts receivable	(1,849)	(9,685)	(1,715)
Deferred contract acquisition costs	(10,535)	(8,893)	(9,707)
Prepaid expenses and other assets	(2,696)	(1,618)	4,026
Accounts payable	(203)	373	1,931
Accrued compensation and benefits	2,541	(199)	291
Guarantee obligations	342	358	249
Provision for chargebacks, net	(2,658)	112	(40)
Increase (Decrease) in Operating Lease Liability	(3,648)	(4,580)	(2,609)
Accrued expenses and other liabilities	7,738	5,126	8,710
Net cash provided by (used in) operating activities	39,696	7,279	(26,252)
Cash flows from investing activities:
Purchases of short-term deposits	0	(55,000)	(463,750)
Maturities of short-term deposits	0	337,000	261,750
Purchases of investments	0	(29,086)	0
Maturities of investments	28,300	0	0
Purchases of property and equipment	(637)	(1,355)	(6,126)
Proceeds from sale of fixed assets	91	0	0
Capitalized software development costs	0	0	(1,886)
Net cash provided by (used in) investing activities	27,754	251,559	(210,012)
Cash flows from financing activities:
Proceeds from exercise of share options	4,244	3,841	4,059
Payments of deferred offering costs	0	0	(204)
Purchases of treasury shares	(141,068)	(13,155)	0
Net cash provided by (used in) financing activities	(136,824)	(9,314)	3,855
Effects of exchange rates on cash, cash equivalents, and restricted cash	(401)	297	(1,701)
Net increase (decrease) in cash, cash equivalents, and restricted cash	(69,775)	249,821	(234,110)
Cash, cash equivalents, and restricted cash—beginning of period	440,838	191,017	425,127
Cash, cash equivalents, and restricted cash—end of period	371,063	440,838	191,017
Supplemental disclosures of cash flow information:
Cash paid for income taxes	54	17	18
Payments for Rent	4,904	6,080	4,357
Operating lease liabilities arising from obtaining right-of-use assets	0	0	792
Adjustment to ROU assets upon modification of existing lease	0	(811)	0
Supplemental disclosures of noncash investing and financing activities:
Purchases of property and equipment during the period included in accounts payable and accrued expenses	65	97	926
Share-based compensation capitalized for software development	0	0	299
Reconciliation of cash, cash equivalents, and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash and cash equivalents	371,063	440,838	188,670
Restricted cash	0	0	2,347
Total cash, cash equivalents, and restricted cash	$ 371,063	$ 440,838	$ 191,017